PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure for property, plant and equipment	$ 790	$ 1,437	$ 1,376
Depreciation charges	2,277	2,402
Depreciation expense charged to the statement of income	1,500	1,500
Manufacturing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	756	860
Manufacturing Equipment | Inventories
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	$ 800	$ 900